CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance for doubtful accounts	$ 3,702,514	$ 5,398,166
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	91,818,518	89,018,518
Ordinary shares, shares outstanding	75,406,875	76,531,135
Treasury Stock, Shares	16,411,643	12,487,383
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 238,651	$ 1,874,208